Fair Value Quantitative And Qualitative Disclosures	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Fair Value Quantitative And Qualitative Disclosures
12.	FAIR VALUE QUANTITATIVE AND QUALITATIVE DISCLOSURES
The fair value is the amount at which an asset can be exchanged, or at which a liability can be settled, in mutual independent terms and conditions between participants of the principal market (or the most advantageous market) who are duly informed and willing to transact in an orderly and current transaction, at the measurement date under the current market conditions whether the price is directly observable or estimated using a valuation technique under the assumption that the Bank is an ongoing business.
When a financial instrument is quoted in a liquid and active market, its price in the market in a real transaction provides the most reliable evidence of its fair value. Nevertheless, when there is no quoted price in the market or it cannot be an evidence of the fair value of such instrument, in order to determine such fair value, the entities may use the market value of another instrument with similar characteristics, the analysis of discounted cash flows or other applicable techniques, which shall be significantly affected by the assumptions used.
Notwithstanding the above, the Bank’s Management has used its best judgment to estimate the fair values of its financial instruments; any technique to perform such estimate implies certain inherent fragility level.
Fair value hierarchy
The Bank uses the following hierarchy to determine and disclose the fair value of financial instruments, according to the valuation technique applied:

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Level 1: quoted prices (unadjusted) observable in active markets that the Bank accesses to at the measurement day for identical assets or liabilities. The Bank considers markets as active only if there are sufficient trading activities with regards to the volume and liquidity of the identical assets or liabilities and when there are binding and exercisable price quotes available at each reporting period.

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Level 2: Valuation techniques for which the data and variables having a significant impact on the determination of the fair value recognized or disclosed are observable for the asset or liability, either directly or indirectly. Such inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical instruments in inactive markets and observable inputs other than quoted prices such as interest rates and yield curves, implied volatilities, and credit spreads. In addition, adjustments to level 2 inputs may be required for the condition or location of the asset or the extent to which it relates to items that are comparable to the valued instrument. However, if such adjustments are based on unobservable inputs which are significant to the entire measurement, the Bank will classify the instruments as Level 3.

•
Level 3: Valuation techniques for which the data and variables having a significant impact on the determination of the fair value recognized or disclosed are not based on observable market information.

The following tables show the hierarchy in the Bank’s financial asset and liability fair value measurement, as of December 31, 2020 and 2019:
CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2020

Item	Amortized cost	Fair value with changes in other comprehensive income	Fair value with changes in P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	25,422,664
Financial institutions and Correspondents	104,539,560
Other	5,262
Debt securities at fair value through profit or loss			54,982,465	54,604,015	6	378,444
Derivative instruments			989,478		7,232	982,246
Repo transactions
Central Bank of the Argentine Republic	39,421,705
Other financial assets	18,280,848		605,442	579,263		26,179
Loans and other financing
To the non-financial government Sector	3,614,614
Other financial institutions	1,824,600
To the non-financial private sector and foreign residents
Overdrafts	17,611,869
Documents	27,339,195
Mortgage loans	25,410,608
Pledge loans	3,325,554
Personal loans	70,258,760
Credit cards	64,266,490
Financial leases	118,562
Other (1)	43,650,943
Other debt securities	31,113,789	178,005,144		115,417,483	62,587,661
Financial assets delivered as guarantee	13,596,610	695,748		695,748
Equity Instruments at fair value through profit or loss			5,218,299	9,855		5,208,444

TOTAL FINANCIAL ASSETS	489,801,633	178,700,892	61,795,684	171,306,364	62,594,899	6,595,313

FINANCIAL LIABILITIES
Deposits
From the non-financial government sector	73,565,424
From the financial sector	696,415
From the non-financial private sector and foreign residents
Checking accounts	65,401,102
Savings accounts	138,844,482
Time deposits and Investment accounts	181,767,558
Other	28,466,382
Derivative instruments			230	230
Repo transactions
Other financial institutions	618,572
Other financial liabilities	49,215,887
Financing received from Central Bank and other financial entities	919,103
Issued corporate bonds	4,926,901
Subordinated corporate bonds	34,300,292

TOTAL FINANCIAL LIABILITIES	578,722,118		230	230

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2019

Item	Amortized cost	Fair value with changes in other comprehensive income	Fair value with changes in P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	26,563,255
Financial institutions and Correspondents	110,498,075
Other	5,100
Debt securities at fair value through profit or loss			7,725,991	6,543,684	72,681	1,109,626
Derivative instruments			838,493	43,012	25,991	769,490
Repo transactions
Other financial entities	1,481,096
Other financial assets	7,889,031		502,535	471,221		31,314
Loans and other financing
To the non-financial government Sector	8,781,948
Other financial institutions	5,380,555
To the non-financial private sector and foreign residents
Overdrafts	56,276,823
Documents	28,085,343
Mortgage loans	28,053,169
Pledge loans	5,536,821
Personal loans	77,326,738
Credit cards	57,392,877
Financial leases	312,495
Other (1)	33,584,820
Other debt securities	24,004,210	63,824,735		50,355,730	13,469,005
Financial assets delivered as guarantee	14,530,739
Equity Instruments at fair value through profit or loss			3,562,427	12,842		3,549,585

TOTAL FINANCIAL ASSETS	485,703,095	63,824,735	12,629,446	57,426,489	13,567,677	5,460,015

FINANCIAL LIABILITIES
Deposits
From the non-financial government sector	23,906,675
From the financial sector	427,702
From the non-financial private sector and foreign residents
Checking accounts	54,625,032
Savings accounts	123,517,591
Time deposits and Investment accounts	144,401,841
Other	10,987,601
Derivative instruments			1,046,556		1,046,556
Repo transactions
Other financial institutions	1,364,825
Other financial liabilities	30,181,836
Financing received from Central Bank and other financial entities	3,057,451
Issued corporate bonds	7,521,820
Subordinated corporate bonds	33,098,040

TOTAL FINANCIAL LIABILITIES	433,090,414		1,046,556		1,046,556

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Instruments measured as level 3 mainly include equity instruments at fair value through profit or loss which comprise Prisma Medios de Pago SA (see note 21). Its Fair Value was calculated on the basis of independent appraisers’ valuations, who relied on a future discounted cash flow method embracing an income approach.

On the other hand, the Bank includes in Level 3 the put option taken for the abovementioned participation in Prisma Medios de Pago SA which fair value was calculated by the same appraisers abovementioned. The result of the assets measured at fair value on the basis of unobservable data is recognized in “Net gain from measurement of financial instruments at fair value”. For the measurement of this instrument, a valuation technique based on the binomial method has been used by creating an equivalent portfolio with identical conditions to the put and taking into account different scenarios. The valuation model considers the projected value of the company’s cash flows and financial debt of the exercise date (34 months after the closing of the contract). Expected cash flows are discounted using WACC (Weighted Average Cost of Capital) discount rate.
Additionally, the other instruments measured as level 3 include debt securities and certificates of participation in financial trusts, for which the construction of fair values was obtained based on the Bank’s own assumptions that are not easily available in the market. The most significant assumption was the placement cutoff rate of such instruments in the market at the end of the period, used to determine the actual value of cash flows.

Quantitative information about Level
 3 Fair Value Measurements
Equity instruments at fair value through profit or loss
The fair value of the equity interest held in Prisma Medios de Pago SA was calculated with the assistance of independent appraisers’ using a discounted cash flow method by applying an income approach.
The most relevant unobservable input data include:

•	Projected EBITDA and Free cash flow (mainly determined by the expected evolution of the level of transactions and fees)

•	Minority discount rate (equivalent to 1 / (1 + Premium control) – 1)

•	WACC (Weighted Average Cost of Capital) of Prisma Medios de Pago SA.

•	g = growth factor for terminal value.

•	Capital expenditures assumptions.

Below is disclosed the sensitivity analysis for the valuation of the remaining 49% equity of Prisma Medios de Pago SA, still held by the selling shareholders. The sensitivity is related to the two following variables: the WACC and the growth level for future cash flows after 2023 that determines the terminal value:
Prisma Medios de Pago SA equity (49%) + minority discount
(9.09%) – US$ millions
g (terminal value growth – annual)

		2.00%	3.00%	4.00%
	97.5%	370.9	391.8	416.5
WACC	100%	366.2	386.8	411.1
	102.5%	361.7	381.9	405.9
The scenario for the valuation considers WACC at 100% and g at 3%.
As Banco Macro SA holds an interest in Prisma Medios de Pago SA of 4.494083% the fair value accounts amounts to 4,975,977, which is within a range of 4,652,478 and 5,357,416 according to the calculated sensitivity.
Derivative financial instruments
As previously mentioned, the Bank recognized the put option taken related to the participation in Prisma Medios de Pago SA. These instruments were measured using a valuation technique based on a binomial option pricing model.
The most relevant unobservable input data used in the pricing model include:

•	Monthly volatility (sensitivity to volatility ranging from 10%, 12% and 15%).

•
The theoretical exercise price for the option. This price is 7 times the expected EBITDA for the third year. This EBITDA is calculated considering the expected cash flows of the business as well as the financial indebtedness, considering Cash and Banks and Short-term investments, and financial indebtedness projected for the option exercise date.

•	Dividend yield.

•	Underlying asset (that arises from making the relation between estimated Equity Value with the numbers of shares and the WACC (Weighted Average Cost of Capital).
Below is disclosed the sensitivity for the valuation of the put option per share, based on the level of implied volatility and the theoretical exercise price of the share price:
Sensibility - US$
Volatility

		10.0%	12.0%	15.0%
	95%	1.08	1.16	1.26
EBITDA	100%	1.26	1.31	1.42
	105%	1.43	1.48	1.58
The scenario considered for the valuation considers EBITDA at 100% and volatility at 12%. Banco Macro SA has a position of 8,910,878 shares of Prisma Medios de Pago SA. Therefore, the fair value of the put is 982,246, which is within the range of 944,755 and 1,072,222 according to the calculated sensitivity.
Debt securities
The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of the main of debt securities of financial trusts for which the Bank uses an internal model.

	Fair value of			Range of inputs
	Level 3 Assets	Valuation	Significant unobservable	12/31/2020
	12/31/2020	Technique	inputs	Range of inputs
				Low	High	Unit
Debt Securities of Financial Trusts Provisional	376,090	Income approach (discounted cash flow)	Discount rate in pesos	43.84	47.60		%

	Fair value of			Range of inputs
	Level 3 Assets	Valuation	Significant unobservable	12/31/2019
	12/31/2019	Technique	inputs	Range of inputs
Debt Securities of Financial Trusts	259,482	Income approach (discounted cash flow)	Discount rate in pesos	48.50	74.06	%
Debt Securities of Financial Trusts Provisional	847,773	Income approach (discounted cash flow)	Discount rate in pesos	39.27	44.97	%
The table below describes the effect of changing the significant unobservable inputs to reasonable possible alternatives. Sensitivity data were calculated using a number of techniques including analyzing price dispersion of different price sources, adjusting model inputs to analyze changes within the fair value methodology.

	12/31/2020		12/31/2019
	Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
Debt Securities of Financial Trusts			5,654	(5,000)
Debt Securities of Financial Trusts Provisional	450	(439)	1,083	(1,057)

Changes in fair value levels
The Bank monitors the availability of information in the market to evaluate the classification of financial instruments into the fair value hierarchy as well as the resulting determination of transfers between levels 1, 2 and 3 at each period end.
As of December 31, 2020 and 2019, the Bank has not recognized any transfers between levels 1, 2 and 3 of the fair value hierarchy.
Financial assets and liabilities not recognized at fair value
Next follows a description of the main methods and assumptions used to determine the fair values of financial instruments not recognized at their fair value in these consolidated financial statements:

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Instruments with fair value similar to the carrying amount: financial assets and liabilities that are liquid or have short-term maturities (less than three months) were deemed to have a fair value similar to the carrying amount.

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Fixed and variable rate of financial instruments: the fair value of financial assets was recognized discounting future cash flows at current market rates, for each fiscal year, for financial instruments of similar characteristics. The estimated fair value of fixed-interest rate deposits and liabilities was assessed discounting future cash flows by using estimated interest rates for deposits or placings with similar maturities to those of the Bank’s portfolio.

•	For public listed assets and liabilities, or those for which the prices are reported by certain renown pricing providers, the fair value was determined based on such prices.
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2020 and 2019:

	12/31/2020
	Carrying amount	Level 1	Level 2	Level 3	Fair Value
Financial assets
Cash and deposits in banks	129,967,486	129,967,486			129,967,486
Repo transactions	39,421,705	39,421,705			39,421,705
Other financial assets	18,280,848	18,280,848			18,280,848
Loans and other financing	257,421,195			239,959,333	239,959,333
Other debt securities	31,113,789	10,559,766	22,210,308	148,327	32,918,401
Financial assets delivered as guarantee	13,596,610	13,596,610			13,596,610

	489,801,633	211,826,415	22,210,308	240,107,660	474,144,383

Financial liabilities
Deposits	488,741,363	243,062,751		245,400,493	488,463,244
Repo transactions	618,572	618,572			618,572
Other financial liabilities	49,215,887	47,879,138	1,331,299		49,210,437
Financing received from the BCRA and other financial entities	919,103	323,872	585,643		909,515
Issued corporate bonds	4,926,901		4,120,798		4,120,798
Subordinated corporate bonds	34,300,292		29,103,736		29,103,736

	578,722,118	291,884,333	35,141,476	245,400,493	572,426,302

	12/31/2019
	Carrying amount	Level 1	Level 2	Level 3	Fair Value
Financial assets
Cash and deposits in banks	137,066,430	137,066,430			137,066,430
Repo transactions	1,481,096	1,481,096			1,481,096
Other financial assets	7,889,031	7,889,031			7,889,031
Loans and other financing	300,731,589	424,388		264,176,063	264,600,451
Other debt securities	24,004,210	2,127,361	22,652,005	1,660,974	26,440,340
Financial assets delivered as guarantee	14,530,739	13,064,394			13,064,394

	485,703,095	162,052,700	22,652,005	265,837,037	450,541,742

	12/31/2019
	Carrying amount	Level 1	Level 2	Level 3	Fair Value
Financial liabilities
Deposits	357,866,442	200,293,229		157,881,650	358,174,879
Repo transactions	1,364,825	1,364,825			1,364,825
Other financial liabilities	30,181,836	28,680,171	1,489,374		30,169,545
Financing received from the BCRA and other financial entities	3,057,451	2,501,414	481,284		2,982,698
Issued corporate bonds	7,521,820		1,878,785	3,619,745	5,498,530
Subordinated corporate bonds	33,098,040		24,967,325		24,967,325

	433,090,414	232,839,639	28,816,768	161,501,395	423,157,802